Columbia Funds Series Trust
290 Congress Street
Boston, MA 02210
June 2, 2025
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Series Trust (the Registrant)
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio

Post-Effective Amendment No. 213
File No. 333-89661 /811-09645
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 213 (Amendment). This Amendment was filed electronically on May 23, 2025.
If you have any questions, please contact either me at (212) 850-1703 or Katina Walker at (612) 671-6990.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust